Revenue and Contract Balances	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue and Contract Balances
NOTE 9 — Revenue and Contract Balances
The following table presents revenue by service type for the three months ended March 31:

	2022	2021
Advertising	$11,329	$9,411
Other services	91	64

	$11,420	$9,475

The following table presents revenue by geographic region for the three months ended March 31:

	2022	2021
United States	$10,735	$8,655
All other countries	685	820

	$11,420	$9,475

For the three months ended March 31, 2022, Leafly derived approximately 18%, 11% and 11% of its revenue from customers in Arizona, California and Oregon, respectively. No other state comprised 10% or more of Leafly’s revenue. We have a diversified set of customers; no single customer accounted for 10% or more of our revenue for the three months ended March 31, 2022 and 2021.
The following table presents revenue by timing of recognition for the three months ended March 31:

	2022	2021
Over time
Retail 1	$9,179	$7,815
Brands 2	1,417	1,086

	$10,596	$8,901

Point in time
Brands 3	824	574

	$11,420	$9,475

1	Revenues from subscription services and display ads
2	Revenues from brand profile subscriptions and digital media (including display ads and audience extension)
3	Revenues from branded content and channel advertising (including direct to consumer email)
Revenues recognized over time are associated with software subscriptions, display ads and audience extension. Revenues recognized at a point in time are associated with branded content and channel advertising. There are no material variations in delivery and revenue recognition periods within the over time category.
Contract liabilities consist of deferred revenue, which is recorded on the Consolidated Balance Sheets when the Company has received consideration, or has the right to receive consideration, in advance of transferring the performance obligations under the contract to the customer.
The following table presents the deferred revenue accounts as of March 31, 2022 and 2021, and the changes in the deferred revenue accounts during the three months ended March 31:

	2022	2021
Balance, beginning of period	$1,975	$1,585
Add: net increase in current period contract liabilities	2,184	1,649
Less: revenue recognized from beginning balance	(1,593)	(1,211)

Balance, end of period	$2,566	$2,023

A majority of the deferred revenue balance as of March 31, 2022 is expected to be recognized in the subsequent
12-month
period. No other contract assets or liabilities are recorded on the Company’s Consolidated Balance Sheets as of March 31, 2022 or 2021.

NOTE 8 — Revenue and Contract Balances
The following table presents revenue by service type for the year ended December 31:

	2021	2020
Advertising	$42,580	$36,036
Other services	456	356

	$43,036	$36,392

The following table presents revenue by geographic region for the year ended December 31:

	2021	2020
United States	$39,366	$33,328
All other countries	3,670	3,064

	$43,036	$36,392

The following table presents revenue by timing of recognition for the year ended December 31:

	2021	2020
Over time
Retail 1	$33,628	$29,591
Brands 2	5,904	4,677

	$39,532	$34,268

Point in time
Brands 3	3,504	2,124

	$43,036	$36,392

1	Revenues from subscription services and display ads
2	Revenues from brand profile subscriptions and digital media (including display ads and audience extension)
3	Revenues from branded content and channel advertising (including direct to consumer email)
Revenues recognized over time are associated with software subscriptions, display ads and audience extension. Revenues recognized at a point in time are associated with branded content and channel advertising. There are no material variations in delivery and revenue recognition periods within the over time category.
During the years ended December 31, 2021 and 2020, no individual customers accounted for 10% or more of consolidated revenue. As of December 31, 2021 and December 31, 2020, one customer accounted for 12% of accounts receivable and no individual customer accounted for 10% or more of accounts receivable, respectively
The allowance for doubtful accounts as of December 31, 2021 and 2020, and the changes in the allowance for doubtful accounts during the years ended December 31, 2021 and 2020, are as follows:

	2021	2020
Balance, beginning of period	$1,131	$614
Add: provision for doubtful accounts	1,177	1,590
Less: write-offs	$(460)	$(1,073)

Balance, end of period	$1,848	$1,131

Contract liabilities consist of deferred revenue, which is recorded on the Consolidated Balance Sheets when the Company has received consideration, or has the right to receive consideration, in advance of transferring the performance obligations under the contract to the customer.
Deferred revenue as of December 31, 2021 and 2020, and the changes in deferred revenue during the years ended December 31, 2021 and 2020, were as follows:

	2021	2020
Balance, beginning of period	$1,585	$2,086
Add: net increase in current period contract liabilities	1,936	1,585
Less: revenue recognized from beginning balance	(1,546)	(2,086)

Balance, end of period	$1,975	$1,585

A majority of the deferred revenue balance as of December 31, 2021 is expected to be recognized in the subsequent
12-month
period. No other contract assets or liabilities are recorded on the Company’s Consolidated Balance Sheets as of December 31, 2021 or 2020.